COMMITMENTS (Narrative) (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Statement [Line Items]
Proceeds from issue of flow-through shares	CAD 1,100,000
Deposits	32,927		CAD 22,852
Office lease - Vancouver [Member]
Statement [Line Items]
Deposits	17,400
Office lease - Saskatoon [Member]
Statement [Line Items]
Deposits	10,075
IsoEnergy Ltd. [Member]
Statement [Line Items]
Required exploration expenditures		CAD 900,000
IsoEnergy Ltd. [Member] | Office lease [Member]
Statement [Line Items]
Deposits	CAD 5,452